Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events

NOTE 18    SUBSEQUENT EVENTS

The Company evaluated subsequent events for recognition or disclosure through April 10, 2015, the date the combined financial statements were available to be issued.

SuppreMol Acquisition

In March 2015, the Company acquired SuppreMol GmbH (SuppreMol), a privately held biopharmaceutical company based in Germany, for approximately $225 million. Through the acquisition, the Company has acquired SuppreMol’s early-stage pipeline of treatment options for autoimmune and allergic diseases and its operations in Munich, Germany. The acquired investigational treatments will complement and build upon the Company’s immunology portfolio and offer an opportunity to expand into new areas with significant market potential and unmet medical needs in autoimmune diseases. The acquisition will be accounted for as a business combination in the first quarter of 2015. The initial accounting for the transaction is incomplete, pending completion of valuations for the assets acquired and liabilities assumed.